May 16, 2013
VIA EDGAR AND OVERNIGHT DELIVERY
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Attention:    Jeffrey P. Riedler
Assistant Director

RE:	Cellular Dynamics International, Inc. Amended Confidential Draft Registration Statement on Form S-1 Submitted April 10, 2013 CIK No. 0001482080
Ladies and Gentlemen:
We are submitting this letter on behalf of Cellular Dynamics International, Inc. (the "Company" or "CDI") in response to comments from the staff (the "Staff”) of the Securities and Exchange Commission (the "Commission") received by electronic mail dated April 25, 2013 relating to Amendment No. 1 to the Company's Confidential Registration Statement on Form S-1 filed with the Commission on April 10, 2013 (the "Registration Statement"). Amendment No. 2 to the Registration Statement ("Amendment No. 2") is being filed concurrently herewith. The numbered paragraphs below correspond to the numbered comments in the Staff's letter and the Staff's comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight delivery four (4) copies of Amendment No. 2 in paper format, which have been marked to show changes from the Registration Statement. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the Registration Statement to update other disclosures.
General

1.
Staff Comment: We note that you submitted a confidential treatment request on April 10, 2013. We will provide any comments in relation to your confidential treatment request and the related disclosure in a separate comment letter.

Response: The Company acknowledges the Staff’s comment. A supplemental request for confidential treatment for portions of two additional agreements filed as exhibits to Amendment No. 2 has been submitted separately to the Office of the Secretary of the Commission.
Research and Development, page 47

2.	Staff Comment: We note your response to prior comment 16. You state that you do not include fully allocated research and development costs by product. To the extent that any R&D cost

Securities and Exchange Commission
May 16, 2013

information by product you have reveals significant amounts spent on a particular product, disclose the product and nature and amount of the costs. Otherwise, disclose either that you do not track any R&D cost by product, or that no single product accounts for a significant amount of R&D costs. Further, revise your disclosure to separately indicate the amount of allocated overhead and facilities expenses in each year as a percentage of research and development expenses, similar to how you disclose compensation and benefits and materials and supplies.
Response: The Company has expanded the disclosure under the heading “Management’s discussion and analysis of financial condition and results of operations—Components of results of operation—Research and development” to disclose that the Company does not allocate research and development expenses by individual product. The Company has also disclosed the amount of allocated overhead and facilities expenses as a percentage of research and development expenses under the headings “—Results of operations—Comparison of three months ended March 31, 2012 and March 31, 2013—Research and development” and “—Results of operations—Comparison of 2011 and 2012—Research and development”. Additional revisions have been made under these headings to confirm that the percentages provided now correspond directly to the categories of research and development expenses listed in this section under the heading “—Components of results of operations—Research and development”.
Field Patent Family, page 71

3.
Staff Comment: We note your additional disclosure in response to our prior comment 20. Please revise your description of the Field patent family to specify the expiration dates of U.S. Patents Nos. 5,733,727 and 6,399,300.

In addition, as these patents expire in the near future, please describe the potential impact on your business and results of operations and your anticipated response to the impending loss of protection, including for example, any plans to apply for exclusivity extensions and the basis for such actions. If you do not intend to take any such actions please disclose that as well.
Response: The Company has revised the disclosure under the heading “Business—Intellectual Property—Field patent family” to specify the expiration dates of these patents, to address the potential impact on its business and results of operations, and to confirm that the Company is not able to apply for exclusivity extensions with respect to these patents.
Note 2. Summary of Significant Accounting Policies
Revenue Recognition, page F-9

4.
Staff Comment: On page 46, you disclose that most of your collaborations, partnerships and other revenue recognized in 2012 was related to activity on two large multi-year arrangements and from two research collaboration agreements. Please revise your disclosure herein or elsewhere in your financial statements to discuss your multi-year and collaboration agreements and their significant terms.

Response: The Company has revised the disclosure under the heading “Management’s discussion and analysis of financial condition and results of operations—Results of operations—Comparison of 2011 and 2012—Collaborations, partnerships and other revenues” to identify Eli Lilly and Company (Lilly) and the Medical College of Wisconsin (MCOW) as parties to two of the agreements. The terms of the Lilly agreement have been included under the headings “Business

Securities and Exchange Commission
May 16, 2013

—Customers” and “—Revenue Recognition” in Note 2 to the financial statements. The terms of the MCOW agreement have been included under the heading “Management discussion and analysis of financial condition and results of operations —Results of operations —Comparison of three months ended March 31, 2012 and March 31, 2013 —Collaborations, partnerships and other revenues.” The revenues derived from MCOW are awarded annually and would not necessitate further disclosure in the financial statements because they are not significant to any one period presented. The revenues from the two custom cell development projects identified were generated under purchase orders, the terms of which the Company does not believe are significant.
Segment Reporting, page F-12

5.
Staff Comment: We note your response to our prior comment 33. Where revenue from an individual product is significant, ASC 280-10-50-40 requires disclosure. For each period presented, please separately disclose your sales revenue by individual products, including iCell Cardiomyocytes, iCell Neurons, iCell Hepatocytes, Media and iCell Endothelial Cells. To the extent revenue from a product is not significant, you may disclose it with similar products whose revenue is also not significant.

Response: The Company has expanded the disclosure under the heading “—Segment reporting—Product information” in Note 2 to the financial statements to provide the product sales revenue by product to the extent the revenue is significant. The remaining product sales revenues have been presented under the heading “Other”.

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Should the staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (414) 287-9258.

Very truly yours,
GODFREY & KAHN, S.C.
/s/ Dennis F. Connolly
Dennis F. Connolly

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